                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

 1. Name and address of issuer:

          The Milestone Funds
          One Odell Plaza
          Yonkers, NY 10701

 2. Name of each series or class of funds for which this notice is filed:

          Treasury Obligations Portfolio Investor Class
          Treasury Obligations Portfolio Institutional Class

 3. Investment Company Act File Number: 811-8620

    Securities Act File Number: 33-81574

 4. Last day of fiscal year for which this notice is filed:

          November 30, 1996

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                             / /

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

          0 (zero) Shares

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          0 (zero) Shares

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          0 (zero) Shares

 9. Number and aggregate sale price of securities sold during the fiscal year:

                                                  Shares            Dollars
                                                  ------            -------
          Treasury Obligations Portfolio
             - Investor Class                    1,119,656,967   $1,119,656,967
          Treasury Obligations Portfolio
             - Institutional Class               6,057,708,590    6,057,708,590
                                                 -------------    -------------
               TOTAL                             7,177,365,557   $7,177,365,557

1O. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                                  Shares            Dollars
                                                  ------            -------
          Treasury Obligations Portfolio
             - Investor Class                    1,119,656,967   $1,119,656,967
          Treasury Obligations Portfolio
             - Institutional Class               6,057,708,590    6,057,708,590
                                                 -------------    -------------
               TOTAL                             7,177,365,557   $7,177,365,557

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                                  Shares            Dollars
                                                  ------            -------
          Treasury Obligations Portfolio
             - Investor Class                        4,490,794      $ 4,490,794
          Treasury Obligations Portfolio
             - Institutional Class                  23,817,018       23,817,018
                                                 -------------    -------------
               TOTAL                                28,307,812      $28,307,812


12. Calculation of registration fee:

     (i) Aggregate sale price of securities
         sold during the fiscal year in
         reliance on rule 24f-2 (from Item
         10):                                         $7,177,365,557
                                                      --------------
    (ii) Aggregate price of shares issued
         in connection with dividend
         reinvestment plans (from Item 11,
         if applicable):                              +   28,307,812
                                                      --------------
   (iii) Aggregate price of shares redeemed
         or repurchased during the fiscal
         year (if applicable):                        -6,537,016,912
                                                      --------------
    (iv) Aggregate price of shares redeemed
         or repurchased and previously
         applied as a reduction to filing
         fees pursuant to rule 24f-2 (if
         applicable):                                 +            0
                                                      --------------
     (v) Net aggregate price of securities
         sold and issued during the fiscal
         year in reliance on rule 24f-2
         [line (i), plus line (ii), less
         line (iii), plus line (iv)] (if
         applicable):                                    668,656,457
                                                      --------------
    (vi) Multiplier prescribed by Section
         6(b) of the Securities Act of 1933
         or other applicable law or
         regulation (see Instruction C.6):            x1/3300
                                                      ------------
   (vii) Fee due [line (i) or line (v)
         multiplied by line (vi)]:                    $ 202,623.17
                                                      ============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).    /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          January 27, 1997

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey R. Hanson, Secretary
                          --------------------------------
                          Jeffrey R. Hanson, Secretary

Date: January 27, 1997